Business Combination, Significant Transaction and Sale of Business (Details 6) - StoneRiver, Inc [Member] $ in Thousands	Feb. 28, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Developed technology	$ 34,039
Customer relationships	3,333
Backlog	773
Total intangible assets	$ 38,145